FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: _2/28/11

Item 1. Schedule of Investments.

Franklin New York Tax-Free Income Fund
Statement of Investments, February 28, 2011 (unaudited)

		Principal Amount		Value
Municipal Bonds 98.7%				
New York 90.1%				
Albany Housing Authority Limited Obligation Revenue, Refunding, 6.25%, 10/01/12	$	2,290,000	$	2,294,763
Albany IDA Civic Facility Revenue,				
St. Peter's Hospital Project, Series A, 5.25%, 11/15/27		5,000,000		4,524,200
St. Peter's Hospital Project, Series A, 5.25%, 11/15/32		5,000,000		4,330,050
St. Peter's Hospital Project, Series E, 5.50%, 11/15/27		1,135,000		1,056,310
St. Peter's Hospital Project, Series E, 5.25%, 11/15/32		1,150,000		995,912
St. Rose Project, Series A, AMBAC Insured, Pre-Refunded, 5.375%, 7/01/31		2,750,000		2,822,683
Albany Parking Authority Revenue,				
Refunding, Series A, 5.625%, 7/15/20		555,000		571,256
Refunding, Series A, 5.625%, 7/15/25		415,000		427,155
Series A, Pre-Refunded, 5.625%, 7/15/20		695,000		714,967
Series A, Pre-Refunded, 5.625%, 7/15/25		585,000		601,807
Amherst Development Corp. Student Housing Facility Revenue, University of Buffalo Foundation Facility, Student Housing Corp., Series A, AGMC Insured, 5.00%,				
10/01/40		3,000,000		2,823,600
10/01/45		3,800,000		3,479,964
Amherst IDA Civic Facility Revenue, University of Buffalo Foundation Faculty, Student Housing Corp.,				
Creekside Project, Series A, AMBAC Insured, 5.00%, 8/01/32		2,785,000		2,392,120
Series A, AMBAC Insured, 5.125%, 8/01/20		1,410,000		1,418,982
Series A, AMBAC Insured, 5.25%, 8/01/31		5,055,000		4,662,125
Series B, AMBAC Insured, 5.25%, 8/01/31		1,000,000		922,280
Battery Park City Authority Revenue, Refunding, Series A, 5.00%,				
11/01/24		9,000,000		9,546,840
11/01/25		12,000,000		12,653,040
11/01/26		14,250,000		14,965,635
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17		3,550,000		3,859,773
Dutchess County IDA Civic Facility Revenue, Vassar College Project, Pre-Refunded, 5.35%, 9/01/40		16,000,000		16,488,000
Erie County GO, Sewer District, Series B, NATL Insured, 5.00%, 12/01/35		2,000,000		1,805,700
Geneva IDA Civic Facilities Revenue, Colleges of the Seneca Project, AMBAC Insured,				
5.00%, 9/01/21		2,835,000		2,889,007
5.125%, 9/01/31		5,045,000		5,108,264
Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 5.00%,				
10/01/30		3,000,000		2,970,330
10/01/35		1,500,000		1,387,215
Hudson Yards Infrastructure Corp. Revenue, Series A,				
5.00%, 2/15/47		40,000,000		33,769,200
AGMC Insured, 5.00%, 2/15/47		15,000,000		13,054,050
Long Island Power Authority Electric System Revenue,				
General, Refunding, Series A, 6.00%, 5/01/33		42,000,000		44,899,260
General, Refunding, Series A, BHAC Insured, 5.50%, 5/01/33		5,000,000		5,179,050
General, Refunding, Series B, 5.00%, 12/01/35		5,000,000		4,721,800
General, Refunding, Series E, BHAC Insured, 5.00%, 12/01/22		9,200,000		9,595,508
General, Series A, AMBAC Insured, 5.00%, 9/01/34		20,670,000		19,869,037
General, Series C, 5.00%, 9/01/35		16,000,000		15,115,360
Series A, AMBAC Insured, 5.00%, 9/01/29		24,000,000		24,076,080
Series C, BHAC Insured, 5.00%, 9/01/35		5,000,000		4,788,950
Madison County IDA Civic Facility Revenue,				
Colgate University Project, Series A, NATL Insured, 5.00%, 7/01/39		3,250,000		3,098,453
Colgate University Project, Series B, 5.00%, 7/01/33		2,000,000		1,981,280
Morrisville State College Foundation, Series A, CIFG Insured, 5.00%, 6/01/37		1,000,000		774,930
Monroe County IDA Civic Facility Revenue, Nazareth College Rochester Project, NATL Insured,				
5.25%, 10/01/21		1,520,000		1,546,250
5.00%, 10/01/31		3,100,000		3,056,755
Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of Cooperative Educational Services Project, Series A, XLCA Insured, 5.00%,				
7/01/29		5,710,000		4,982,432
7/01/34		3,000,000		2,446,830
Mount Sinai Union Free School District, Refunding, AMBAC Insured, 6.20%, 2/15/13		1,055,000		1,151,638
MTA Commuter Facilities Revenue,				
Series 8, Pre-Refunded, 5.50%, 7/01/21		5,000,000		5,545,750
Series A, AGMC Insured, Pre-Refunded, 5.00%, 7/01/23		3,000,000		3,046,140
Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/28		8,655,000		8,792,268

Quarterly Statement of Investments I See Notes to Statement of Investments

Quarterly Statement of Investments I See Notes to Statement of Investments

Quarterly Statement of Investments I See Notes to Statement of Investments

Quarterly Statement of Investments I See Notes to Statement of Investments

Quarterly Statement of Investments I See Notes to Statement of Investments

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin New York Tax-Free Income Fund (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin New York Tax-Free Income Fund (Fund).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in securities and other financial investments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund's Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. INCOME TAXES

At February 28, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$ 6,311,319,502
Unrealized appreciation	$ 124,064,785
Unrealized depreciation	(148,374,521)
Net unrealized appreciation (depreciation)	$ (24,309,736)

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical securities
- Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At February 28, 2011, all of the Fund's investments in securities carried at fair value were in Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 27, 2011

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 27, 2011